Eaton Vance
Special Equities Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 96.2%
Security	Shares	Value
Aerospace & Defense — 2.6%
Hexcel Corp.	15,556	$ 804,556
Woodward, Inc.	5,745	461,094
		$ 1,265,650
Auto Components — 4.1%
Dana, Inc.	38,225	$ 436,912
Dorman Products, Inc.(1)	12,630	1,037,175
Visteon Corp.(1)	4,630	491,058
		$ 1,965,145
Automobiles — 0.9%
Harley-Davidson, Inc.	12,880	$ 449,254
		$ 449,254
Banks — 9.6%
Commerce Bancshares, Inc.	17,104	$ 1,131,601
CVB Financial Corp.	22,995	582,233
M&T Bank Corp.	6,635	1,169,883
SouthState Corp.	15,500	1,226,360
Wintrust Financial Corp.	6,570	535,784
		$ 4,645,861
Biotechnology — 1.5%
Neurocrine Biosciences, Inc.(1)	6,745	$ 716,386
		$ 716,386
Building Products — 3.4%
AAON, Inc.	15,320	$ 825,441
AZEK Co., Inc. (The)(1)	50,024	831,399
		$ 1,656,840
Capital Markets — 3.3%
LPL Financial Holdings, Inc.	1,685	$ 368,139
MarketAxess Holdings, Inc.	2,155	479,466
Stifel Financial Corp.	5,295	274,863
Tradeweb Markets, Inc., Class A	8,685	490,008
		$ 1,612,476
Chemicals — 3.3%
Quaker Houghton	3,940	$ 568,857
Security	Shares	Value
Chemicals (continued)
Valvoline, Inc.	40,815	$ 1,034,252
		$ 1,603,109
Commercial Services & Supplies — 0.1%
MillerKnoll, Inc.	2,760	$ 43,056
		$ 43,056
Communications Equipment — 1.9%
F5, Inc.(1)	6,320	$ 914,694
		$ 914,694
Containers & Packaging — 1.4%
AptarGroup, Inc.	7,185	$ 682,791
		$ 682,791
Diversified Consumer Services — 1.8%
Terminix Global Holdings, Inc.(1)	23,015	$ 881,244
		$ 881,244
Electric Utilities — 1.2%
Alliant Energy Corp.	11,304	$ 598,999
		$ 598,999
Electrical Equipment — 0.8%
Generac Holdings, Inc.(1)	2,225	$ 396,362
		$ 396,362
Electronic Equipment, Instruments & Components — 1.4%
National Instruments Corp.	18,040	$ 680,830
		$ 680,830
Equity Real Estate Investment Trusts (REITs) — 5.8%
CubeSmart	16,832	$ 674,290
EastGroup Properties, Inc.	5,645	814,799
Equity LifeStyle Properties, Inc.	10,430	655,421
Rexford Industrial Realty, Inc.	12,840	667,680
		$ 2,812,190
Food & Staples Retailing — 3.1%
Performance Food Group Co.(1)	34,763	$ 1,493,071
		$ 1,493,071
Health Care Equipment & Supplies — 4.7%
Cooper Cos., Inc. (The)	1,836	$ 484,520
Envista Holdings Corp.(1)	26,185	859,130

Eaton Vance
Special Equities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.(1)	5,580	$ 267,003
Teleflex, Inc.	3,354	675,697
		$ 2,286,350
Health Care Providers & Services — 7.2%
Addus HomeCare Corp.(1)	4,750	$ 452,390
Agiliti, Inc.(1)	46,610	666,989
Amedisys, Inc.(1)	1,975	191,160
Chemed Corp.	2,760	1,204,906
R1 RCM, Inc.(1)	51,240	949,477
		$ 3,464,922
Hotels, Restaurants & Leisure — 2.1%
Texas Roadhouse, Inc.	5,380	$ 469,459
Wyndham Hotels & Resorts, Inc.	8,815	540,800
		$ 1,010,259
Insurance — 8.2%
RLI Corp.	9,042	$ 925,720
Ryan Specialty Holdings, Inc., Class A(1)	27,756	1,127,449
Selective Insurance Group, Inc.	10,960	892,144
W.R. Berkley Corp.	15,790	1,019,718
		$ 3,965,031
Interactive Media & Services — 1.0%
CarGurus, Inc.(1)	33,435	$ 473,774
		$ 473,774
Leisure Products — 0.4%
Brunswick Corp.	3,160	$ 206,822
		$ 206,822
Machinery — 6.1%
Chart Industries, Inc.(1)	3,540	$ 652,599
Graco, Inc.	14,600	875,270
Middleby Corp.(1)	7,270	931,796
Nordson Corp.	2,310	490,344
		$ 2,950,009
Multi-Utilities — 1.2%
CMS Energy Corp.	9,800	$ 570,752
		$ 570,752
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.8%
Archaea Energy, Inc.(1)	20,210	$ 363,982
		$ 363,982
Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC(1)	4,495	$ 599,139
		$ 599,139
Professional Services — 3.0%
CBIZ, Inc.(1)	33,460	$ 1,431,419
		$ 1,431,419
Road & Rail — 1.2%
Landstar System, Inc.	3,940	$ 568,818
		$ 568,818
Semiconductors & Semiconductor Equipment — 0.2%
Ambarella, Inc.(1)	1,770	$ 99,439
		$ 99,439
Software — 7.2%
Altair Engineering, Inc., Class A(1)	19,152	$ 846,901
Ceridian HCM Holding, Inc.(1)	5,895	329,413
Clearwater Analytics Holdings, Inc., Class A(1)	25,530	428,649
Envestnet, Inc.(1)	13,090	581,196
Fair Isaac Corp.(1)	2,170	894,062
nCino, Inc.(1)	12,159	414,743
		$ 3,494,964
Specialty Retail — 2.1%
Five Below, Inc.(1)	4,190	$ 576,837
Floor & Decor Holdings, Inc., Class A(1)	2,850	200,241
RH(1)	870	214,081
		$ 991,159
Trading Companies & Distributors — 3.4%
Core & Main, Inc., Class A(1)	35,055	$ 797,151
Herc Holdings, Inc.	7,920	822,729
		$ 1,619,880
Total Common Stocks (identified cost $45,888,236)		$46,514,677

Eaton Vance
Special Equities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(2)	1,862,848	$ 1,862,848
Total Short-Term Investments (identified cost $1,862,848)		$ 1,862,848
Total Investments — 100.1% (identified cost $47,751,084)		$48,377,525
Other Assets, Less Liabilities — (0.1)%		$ (28,084)
Net Assets — 100.0%		$48,349,441
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $1,862,848, which represents 3.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Affiliated Fund
Cash Reserves Fund	$1,463,016	$7,535,347	$(8,998,429)	$66	$ —	$ —	$239	—
Liquidity Fund	—	8,384,962	(6,522,114)	—	—	1,862,848	4,744	1,862,848
Total				$66	$ —	$1,862,848	$4,983
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Special Equities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$46,514,677*	$ —	$ —	$46,514,677
Short-Term Investments	1,862,848	—	—	1,862,848
Total Investments	$48,377,525	$ —	$ —	$48,377,525
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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